Nature of Operations	12 Months Ended
Dec. 31, 2022
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is jointly controlled by (21.08%) Priortech Ltd. (“Priortech”), an Israeli corporation listed on the Tel-Aviv Stock Exchange and (17.60%) Chroma Ate Inc. (“Chroma”) (See Note 1(C) below). Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

B.
In November 2021, the Company closed an offering of $200,000 aggregate principal amount of 0% Convertible Senior Notes due 2026 (“Convertible Notes”) in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, which included the full exercise of underwriters’ option to purchase an additional $25,000 of Convertible Notes, raising $194,530 net of underwriting discounts and commissions and other offering expenses. See Note 11.

C.
In November 2020, the Company completed a successful public offering of 4,025,000 ordinary shares, which includes the full exercise of the underwriters’ option to purchase 525,000 additional ordinary shares, at a price to the public of $17.00 per share. The net proceeds to the Company, after the deduction of underwriting discounts and commissions and other offering expenses, totaled $64,320.